27. Share-based payments (Details 4)	12 Months Ended
	Dec. 31, 2020 shares yr R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the board meeting	Dec. 31, 2020
Total options granted	14,084,654
Exercise price of the option (in reais) | R$ / shares	R$ 11.59
Smiles S.A. ("Smiles") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the board meeting	Dec. 31, 2020
Total options granted	3,508,043
Number of options outstanding	975,000
Exercise price of the option (in reais) | R$ / shares	R$ 48.42
Exercise prices R$ 4.25 [member] | Smiles S.A. ("Smiles") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2013
Date of the board meeting	Aug. 08, 2013
Total options granted	1,058,043
Number of options outstanding
Exercise price of the option (in reais) | R$ / shares	R$ 21.70
The fair value of the option at grant date (in reais) | R$ / shares	R$ 4.25	[1]
Estimate volatility of share price	36.35%
Expected dividend yield	6.96%
Risk-free return rate	7.40%
Average remaining maturity | yr	3.5
Exercise prices R$ 4.90 [member] | Smiles S.A. ("Smiles") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2014
Date of the board meeting	Feb. 04, 2014
Total options granted	1,150,000
Number of options outstanding
Exercise price of the option (in reais) | R$ / shares	R$ 31.28
The fair value of the option at grant date (in reais) | R$ / shares	R$ 4.90	[2]
Estimate volatility of share price	33.25%
Expected dividend yield	10.67%
Risk-free return rate	9.90%
Average remaining maturity | yr	4.0
Exercise prices R$ 8.93 [member] | Smiles S.A. ("Smiles") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Date of the board meeting	Jul. 31, 2018
Total options granted	1,300,000
Number of options outstanding	975,000
Exercise price of the option (in reais) | R$ / shares	R$ 48.42
The fair value of the option at grant date (in reais) | R$ / shares	R$ 8.93	[3]
Estimate volatility of share price	41.28%
Expected dividend yield	9.90%
Risk-free return rate	6.39%
Average remaining maturity | yr	8.6

[1]	Average fair value in Brazilian Reais calculated for the 2013 Stock Options was R$4.84 and R$4.20 for the vesting periods in 2013 and 2014, and R$3.73 for the vesting periods in 2015 and 2016.
[2]	Average fair value In Brazilian Reais calculated for the 2014 Stock Options was R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the respective vesting periods from 2014 to 2018.
[3]	Average fair value In Brazilian Reais calculated for the 2018 Stock Options was R$8.17, R$8.63, R$9.14 and R$9.77 for the respective vesting periods of 2019, 2020, 2021 and 2022.